Marketable Securities - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 23, 2021 shares	Feb. 18, 2021 shares	Aug. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 AUD ($) shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 $ / shares	Jun. 30, 2021 $ / shares
Disclosure Of Marketable Securities [line Items]
Cash received on sale of marketable securities				$ 192		$ 0
Stock issued during the period shares | shares	22,289,088	25,794,247
Sale of stock price per share | (per share)			$ 1.64					$ 5.60
Net Smelter Return Percentage				2.00%	2.00%
Marketable securities				$ 9,315		0
International Consolidated Uranium Inc [Member]
Disclosure Of Marketable Securities [line Items]
Gain on mark to mark valuation of shares				$ 0		0
Number of shares valuation | shares				900,000	900,000
92 Energy [Member]
Disclosure Of Marketable Securities [line Items]
Number of shares valuation | shares				10,775,000	10,775,000
Clover, Gemini and Tower Uranium Properties [Member]
Disclosure Of Marketable Securities [line Items]
Cash received on sale of marketable securities				$ 192
Mountain Lake Property [member]
Disclosure Of Marketable Securities [line Items]
Cash received on sale of marketable securities				20
Expiration term of contingent payments			10 years
Mountain Lake Property [member] | Metal Price Per Pound Fifty [Member]
Disclosure Of Marketable Securities [line Items]
Additional cash received from sale of properties			$ 410
Mountain Lake Property [member] | Metal Price Per Pound Seventy Five [Member]
Disclosure Of Marketable Securities [line Items]
Additional cash received from sale of properties			615
Mountain Lake Property [member] | Metal Price Per Pound Hundred [Member]
Disclosure Of Marketable Securities [line Items]
Additional cash received from sale of properties			$ 820
Mountain Lake Property [member] | International Consolidated Uranium Inc [Member]
Disclosure Of Marketable Securities [line Items]
Stock issued during the period shares | shares			900,000
Stock shares issued during the period value			$ 1,476	2,583		0
Expenditure on explorations			$ 20
Proportion of ownership interest percentage			100.00%
Mountain Lake Property [member] | 92 Energy [Member]
Disclosure Of Marketable Securities [line Items]
Stock shares issued during the period value				6,732		0
Gain on mark to mark valuation of shares				4,665		$ 1,107
Iso Energy [Member]
Disclosure Of Marketable Securities [line Items]
Additional Cash Consideration Payable			$ 1,000
Iso Energy [Member] | Clover, Gemini and Tower Uranium Properties [Member]
Disclosure Of Marketable Securities [line Items]
Cash received on sale of marketable securities				$ 192	$ 200
Stock issued during the period shares | shares				10,755,000	10,755,000
Stock shares issued during the period value				$ 2,068	$ 2,151
Sale of stock price per share | $ / shares							$ 0.20
Expenditure on explorations				$ 1,000